Income Taxes - Reconciliations of the Differences Between the PRC Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Income (loss) before income tax	¥ (2,334,695)	$ (366,365)	¥ 483,146	¥ (1,451,950)
Income tax computed at respective applicable tax rate	(410,899)	(64,479)	66,044	(148,871)
Non-deductible expenses	68,400	10,733	72,256	87,021
Research and development expenses plus deduction	(50,530)	(7,929)	(60,776)	(9,254)
True up of withholding tax expenses	(3,154)	(495)	0	0
Changes in valuation allowance	393,029	61,675	(65,293)	71,104
Income Tax Expense	¥ (3,154)	$ (495)	¥ 12,231	¥ 0
Effect of tax holidays entitled by the PRC subsidiaries on basic income (loss) per share | (per share)	¥ (0.84)	$ (0.13)	¥ 0.34	¥ 9.55